Investments in Associates - Additional Information (Detail) € in Thousands, $ in Millions			1 Months Ended			12 Months Ended
	Mar. 21, 2025 EUR (€)	Mar. 19, 2025	Jan. 31, 2025	Jan. 31, 2024 USD ($)	Nov. 30, 2018	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2025 $ / shares	Dec. 31, 2022 EUR (€)
Disclosure of associates [line items]
Equity						€ (162,821)	€ (105,706)	€ (145,697)		€ 263,348
Share of profit/(loss) of associates						€ 16,308	€ (20,060)	€ (18,395)
VISEN
Disclosure of associates [line items]
Ownership	39.20%	43.90%			50.00%	39.20%	43.90%
Non-cash gain recognized	€ 35,700
Share price | $ / shares									$ 32.8
Equity						€ 147,500
Carrying amount of equity method investment						€ 23,300	€ 0
Eyconis
Disclosure of associates [line items]
Commitment from investors | $				$ 150
Ownership			33.20%	41.60%		33.20%
Carrying amount of equity method investment						€ 9,200	€ 13,600